Prepaid Expenses and Other Current Assets (Details) - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Prepaid Expenses and Other Current Assets [Abstract]
Out-of-period adjustment to correct prior period error		$ (427,726)
Income tax recoverable	[1]	696,531	$ 337,445
Tax refund			$ 126,413	$ 461,418
Security deposits maturity of leases		1 year

[1]	The Company’s Hong Kong subsidiaries, CCSC Technology Group and CCSC Interconnect HK, make income tax prepayments to Hong Kong based on estimated taxable income based on the preceding year’s taxable income. This payment is used to offset against the actual income tax liability which assessed by local tax authority at year-end based on actual taxable income generated by CCSC Technology Group and CCSC Interconnect HK. Any overpayment will be refundable in accordance with Hong Kong tax laws when the final income tax liability is determined based on actual taxable income generated during the year. The Company recorded income tax recoverable of $696,531 and $337,445 as of March 31, 2024 and 2023, respectively. The Company received tax refunds of nil, $126,413 and $461,418 for the fiscal years ended March 31, 2024, 2023 and 2022.